Acquisition of Prospector Capital Corp (Details) - Schedule of Fair Value of Transactions		12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 29, 2024 CAD ($)	Dec. 20, 2023 CAD ($)	Sep. 30, 2023 CAD ($)
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of consideration transferred				$ 65,372,812
Fair value of assets acquired, and liabilities assumed
Cash			$ 529,047
Accounts payable and accrued liabilities	[1]		(13,412,889)				$ (12,466,676)
Warrant liability			$ (629,506)		$ (629,506)	$ (1,746,575)
Net asset acquired				$ 6,233,240
Listing expense (in Shares) | shares			59,139,572	59,139,572
Common Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of consideration transferred common shares		$ 55,257,187
Class A Non-Voting Special Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of consideration transferred class A Non-Voting Special Shares		$ 10,115,625
Cash [Member]
Fair value of assets acquired, and liabilities assumed
Cash				$ 19,477,645
Accounts payable and accrued liabilities [Member]
Fair value of assets acquired, and liabilities assumed
Accounts payable and accrued liabilities				(11,497,830)
Warrant liability [Member]
Fair value of assets acquired, and liabilities assumed
Warrant liability	[2]			$ (1,746,575)

[1]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.
[2]	Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants. See Note 16 for additional information.